CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2020
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	06/30/2020	06/30/2019	06/30/2018
Investment activities
Settlement of liability with loan to joint venture (1)	—	6,964,101	—
Investment in kind in other related parties (Note 16)	476,292	463,511	—
Non-monetary contributions in joint ventures (Note 12)	250,000	94,355	679,510
	726,292	7,521,967	679,510

	06/30/2020	06/30/2019	06/30/2018
Financing activities
Purchase option paid by a parent loan	—	(1,265,000)	—
Parent company investment	—	(14,558,347)	2,009,385
Transfer of preferred stocks	—	—	9,759,545
Capitalization of financial debt	—	13,720,000	—
Reverse recapitalization	—	(3,688,963)	—
Net assets incorporated of Semya (2)	—	7,369,168	—
Acquisition of control of Semya	—	(3,684,585)	—
	—	(2,107,727)	11,768,930

(1)Offset of trade receivables and other payables with Synertech.

(2)As a result of the Share purchase agreement between Bioceres Crop Solutions and Bioceres S.A. (see Note 4.6), the Group incorporated the following assets and liabilities:

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,047

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,169

Schedule of assets and liabilities incorporated as a result of the Share purchase agreement between Bioceres Crop Solutions and Bioceres S.A.

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,047

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,169

Schedule of changes in liabilities arising from financing activities

	Financing activities
		Financed payment
		- Acquisition of	Convertible
	Borrowings	business	notes	Total
As of June 30, 2019	103,556,730	2,826,611	—	106,383,341
Proceeds	93,273,502	—	42,075,000	135,348,502
Decrease bank overdraft and other short-term borrowings	(2,331,974)	—	—	(2,331,974)
Payments	(76,846,934)	(2,937,500)		(79,784,434)
Interest payment	(21,533,187)	—	—	(21,533,187)
Exchange differences, currency translation differences and other financial results	8,830,208	110,889	954,834	9,895,931
As of June 30, 2020	104,948,345	—	43,029,834	147,978,179